CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	₩ 99,105	₩ 110,632
Short-term financial instruments	148,000	71,000
Accounts receivables, net	52,615	59,761
Other receivables, net	1,080	8
Prepaid expenses	3,164	2,238
Other current financial assets	598	818
Other current assets	1,573	2,128
Total current assets	306,135	246,585
Property and equipment, net	11,338	7,695
Intangible assets, net	3,342	3,363
Deferred tax assets	1,719	3,590
Other non-current financial assets	3,019	1,324
Other non-current assets	1,973	2,815
Total non-current assets	21,391	18,787
Total assets	327,526	265,372
Liabilities
Accounts payables	41,199	52,688
Deferred revenue	13,481	13,692
Withholdings	3,596	2,851
Accrued expenses	1,484	1,365
Income tax payable	10,629	9,470
Other current liabilities	3,608	2,654
Total current liabilities	73,997	82,720
Long-term account payables	729	1,402
Long-term deferred revenue	98	101
Other non-current liabilities	5,861	3,801
Total non-current liabilities	6,688	5,304
Total liabilities	80,685	88,024
Equity
Share capital	3,474	3,474
Capital surplus	27,098	27,110
Other components of equity	2,180	(1,045)
Retained earnings	213,318	147,371
Equity attributable to owners of the Parent Company	246,070	176,910
Non-controlling interest	771	438
Total equity	246,841	177,348
Total liabilities and equity	₩ 327,526	₩ 265,372